UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835
                                   --------

Value Line Centurion Fund, Inc.
-------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: September 30, 2005
                          ------------------

Item 1: Schedule of Investments.

Value Line Centurion Fund, Inc.
Schedule of Investments (unaudited)                          September 30, 2005
================================================================================

Shares                                                                Value
--------------------------------------------------------------------------------

Common Stocks - (97.0%)

                   ADVERTISING (0.9%)
      94,000       Monster Worldwide, Inc.*                       $   2,886,740

                   APPAREL (0.8%)
     129,000       Guess?, Inc.*                                      2,764,470

                   BIOTECHNOLOGY (4.1%)
      55,200       Amgen, Inc.*                                       4,397,784
      27,000       Genentech, Inc.*                                   2,273,670
      47,500       Invitrogen Corp.*                                  3,573,425
      63,000       Techne Corp.*                                      3,589,740
                                                                  --------------
                                                                     13,834,619

                   BUILDING MATERIALS (0.8%)
      49,000       Universal Forest Products, Inc.                    2,808,680

                   CANADIAN ENERGY (2.5%)
      93,000       EnCana Corp.                                       5,422,830
      62,000       Talisman Energy, Inc.                              3,028,080
                                                                  --------------
                                                                      8,450,910

                   CEMENT & AGGREGATES (2.0%)
      26,000       Eagle Materials, Inc.                              3,155,620
      53,000       Florida Rock Industries, Inc.                      3,396,770
                                                                  --------------
                                                                      6,552,390

                   COAL (4.7%)
      55,000       CONSOL Energy, Inc.                                4,194,850
     100,150       Joy Global, Inc.                                   5,053,569
      36,300       Park Electrochemical Corp.                           967,395
      66,400       Peabody Energy Corp.                               5,600,840
                                                                  --------------
                                                                     15,816,654

                   COMPUTER & PERIPHERALS (2.2%)
      76,000       Apple Computer, Inc.*                              4,074,360
     111,000       Hewlett-Packard Co.                                3,241,200
                                                                  --------------
                                                                      7,315,560

                   COMPUTER SOFTWARE & SERVICES (7.6%)
     120,000       Accenture Ltd.                                     3,055,200
      92,700       Anteon International Corp.*                        3,963,852
      73,000       Autodesk, Inc.                                     3,390,120
      55,000       Fiserv, Inc.*                                      2,522,850
      75,000       Intergraph Corp.*                                  3,353,250
     102,000       ManTech International Corp.*                       2,693,820
      88,000       Paychex, Inc.                                      3,263,040
     240,900       Western Digital Corp.*                             3,114,837
                                                                  --------------
                                                                     25,356,969

                   DIVERSIFIED COMPANY (0.9%)
      77,000       GATX Corp.                                         3,045,350

                   DRUG (2.5%)
     176,000       Biovail Corp.*                                     4,113,120
      79,000       Celgene Corp.*                                     4,291,280
                                                                  --------------
                                                                      8,404,400

                   E-COMMERCE (1.1%)
     146,000       Internet Security Systems, Inc.*                   3,505,460

                   ELECTRICAL EQUIPMENT (0.8%)
     135,000       Corning, Inc.*                                     2,609,550

                   ELECTRICAL UTILITY - EAST (0.9%)
      94,000       Jabil Circuit, Inc.*                               2,906,480

                   ENTERTAINMENT (0.9%)
     176,000       Plexus Corp.*                                      3,007,840

                   ENVIRONMENTAL (0.9%)
      50,000       Stericycle, Inc.*                                  2,857,500

                   GROCERY (1.0%)
      26,000       Whole Foods Market, Inc.                           3,495,700

                   HEALTHCARE INFORMATION SYSTEMS (2.4%)
      50,000       Cerner Corp.*                                      4,346,500
     319,600       WebMD Corp.*                                       3,541,168
                                                                  --------------
                                                                      7,887,668

                   HOMEBUILDING (5.3%)
      60,000       Beazer Homes USA, Inc.                             3,520,200
      45,600       KB Home                                            3,337,920
      90,400       Pulte Homes, Inc.                                  3,879,968
      84,600       Standard Pacific Corp.                             3,511,746
      77,400       Toll Brothers, Inc.*                               3,457,458
                                                                  --------------
                                                                     17,707,292

                   HOTEL/GAMING (1.1%)
      86,400       MGM MIRAGE*                                        3,781,728

                   INFORMATION SERVICES (1.4%)
      91,300       Advisory Board Co. (The)*                          4,751,252

                   INSURANCE - PROPERTY/CASUALTY (1.8%)
      76,000       Allmerica Financial Corp.                          3,126,640
      68,000       St. Paul Travelers Companies, Inc. (The)           3,051,160
                                                                  --------------
                                                                      6,177,800

                   MACHINERY (1.9%)
     265,000       Columbus McKinnon Corp.*                           6,269,900

                   MARITIME (0.8%)
      98,000       Astec Industries, Inc.*                            2,782,220

                   MEDICAL SERVICES (0.7%)
      64,000       LCA-Vision, Inc.                                   2,375,680

                   MEDICAL SUPPLIES (3.8%)
      59,000       Advanced Neuromodulation Systems, Inc.*            2,800,140
      27,000       Alcon, Inc.                                        3,452,760
      57,000       Mentor Corp.                                       3,135,570
      82,000       Respironics, Inc.*                                 3,458,760
                                                                  --------------
                                                                     12,847,230

                   METAL FABRICATING (1.7%)
      90,100       Champion Enterprises, Inc.*                        1,331,678
      76,700       Lone Star Technologies, Inc.*                      4,263,753
                                                                  --------------
                                                                      5,595,431

                   METALS & MINING - DIVERSIFIED (0.9%)
     101,000       Allegheny Technologies, Inc.                       3,128,980

                   NATURAL GAS - DIVERSIFIED (10.5%)
      33,000       Allergan, Inc.                                     3,023,460
      71,000       Cabot Oil & Gas Corp.                              3,586,210
      40,000       Devon Energy Corp.                                 2,745,600
      73,600       EOG Resources, Inc.                                5,512,640
      64,000       Newfield Exploration Co.*                          3,142,400
      32,000       Questar Corp.                                      2,819,840
      92,000       Southwestern Energy Co.*                           6,752,800
      60,000       Western Gas Resources, Inc.                        3,073,800
     102,266       XTO Energy, Inc.                                   4,634,695
                                                                  --------------
                                                                     35,291,445

                   NEWSPAPER (0.9%)
      78,000       Trinity Industries, Inc.                           3,158,220

                   OILFIELD SERVICES/EQUIPMENT (3.1%)
      60,100       Cal Dive International, Inc.*                      3,810,941
      53,000       Halliburton Co.                                    3,631,560
      35,000       Schlumberger Ltd.                                  2,953,300
                                                                  --------------
                                                                     10,395,801

                   PETROLEUM - PRODUCING (2.9%)
      44,000       Burlington Resources, Inc.                         3,578,080
      90,000       Chesapeake Energy Corp.                            3,442,500
      60,000       Noble Energy, Inc.                                 2,814,000
                                                                  --------------
                                                                      9,834,580

                   PHARMACY (2.2%)
      42,000       Cooper Cameron Corp.*                              3,105,060
      67,400       Express Scripts, Inc.*                             4,192,280
                                                                  --------------
                                                                      7,297,340

                   POWER INDUSTRY (0.9%)
      77,000       Headwaters, Inc.*                                  2,879,800

                   R.E.I.T. (0.8%)
     160,000       Veeco Instruments, Inc.*                           2,566,400

                   RAILROAD (1.1%)
      80,000       CSX Corp.                                          3,718,400

                   RETAIL - AUTOMOTIVE (1.1%)
      99,000       Advance Auto Parts, Inc.*                          3,829,320

                   RETAIL - BUILDING SUPPLY (1.5%)
      54,800       Building Materials Holding Corp.                   5,106,812

                   RETAIL - SPECIAL LINES (1.8%)
      73,000       Bed Bath & Beyond, Inc.*                           2,933,140
     157,500       Brightpoint, Inc.*                                 3,014,550
                                                                  --------------
                                                                      5,947,690

                   RETAIL STORE (0.8%)
      77,000       Nordstrom, Inc.                                    2,642,640

                   SECURITIES BROKERAGE (2.0%)
      10,000       Chicago Mercantile Exchange Holdings, Inc.         3,373,000
      30,000       Legg Mason, Inc.                                   3,290,700
                                                                  --------------
                                                                      6,663,700

                   SEMICONDUCTOR (4.0%)
     325,000       LSI Logic Corp*                                    3,201,250
     140,000       Motorola, Inc.                                     3,092,600
     120,000       NVIDIA Corp.*                                      4,113,600
      93,000       Texas Instruments, Inc.                            3,152,700
                                                                  --------------
                                                                     13,560,150

                   STEEL-GENERAL (0.8%)
      90,000       ATMI, Inc.*                                        2,790,000

                   TELECOMMUNICATIONS EQUIPMENT (3.0%)
     100,000       ADTRAN, Inc.                                       3,150,000
     115,000       Juniper Networks, Inc.*                            2,735,850
      88,300       Marvell Technology Group Ltd.*                     4,071,513
                                                                  --------------
                                                                      9,957,363

                   TRUCKING (0.7%)
     150,000       Goodyear Tire & Rubber Co. (The)*                  2,338,500

                   WIRELESS NETWORKING (2.5%)
     106,300       Itron, Inc.*                                       4,853,658
     263,000       Powerwave Technologies, Inc.*                      3,416,370
                                                                  --------------
                                                                      8,270,028

TOTAL COMMON STOCKS AND TOTAL INVESTMENT
  SECURITIES (97.0%)
  (Cost $274,425,608)                                             $ 325,172,642
                                                                  --------------

 Principal
  Amount
------------
REPURCHASE AGREEMENTS** (2.0%)
   (including accrued interest)

$  4,200,000       With UBS Warburg LLC, 3.25%, dated 9/30/05,
                   due 10/1/05, delivery value $4,201,138
                   (collateralized by $2,960,000 U.S. Treasury Bonds,
                   8.875%, due 2/15/19, with a value of $4,284,138)         $   4,200,379

   2,500,000       With Morgan Stanley, 3.24%, dated 9/30/05,
                   due 10/1/05, delivery value $2,500,675
                   (collateralized by $2,555,000 U.S. Treasury Notes,
                   2.25%, due 4/30/06, with a value of $2,575,707)              2,500,225
                                                                            --------------
                   TOTAL REPURCHASE AGREEMENTS
                     (Cost $6,700,604)                                      $   6,700,604
                                                                            --------------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (1.0%)                                                  3,370,511
                                                                            --------------

NET ASSETS (100.0%)                                                         $ 335,243,757
                                                                            ==============
NET ASSET VALUE PER OUTSTANDING SHARE
($335,243,757 / 16,871,623 shares outstanding)                              $       19.87
                                                                            ==============

*     Non-income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                  Total Net
                                                                  Unrealized
    Total Cost          Appreciation         Depreciation        Appreciation
--------------------------------------------------------------------------------
   $281,126,212          $54,802,343         $(4,055,309)        $50,747,034
--------------------------------------------------------------------------------

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    11/28/05
         ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -----------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  11/28/05
       ----------------------------------